Allowance for Loan Losses - Schedule of TDR (Detail)	12 Months Ended
	Dec. 31, 2020 Loan	Dec. 31, 2019 USD ($) Contract	Dec. 31, 2018 USD ($) Contract
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of loans modified | Contract		1	2
Pre- Modification Outstanding Recorded Investment		$ 382,000	$ 133,000
Post-Modification Outstanding Recorded Investment		$ 382,000	$ 133,000
Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of loans modified | Loan	813
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of loans modified | Contract		1
Pre- Modification Outstanding Recorded Investment		$ 382,000
Post-Modification Outstanding Recorded Investment		$ 382,000
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of loans modified | Contract			1
Pre- Modification Outstanding Recorded Investment			$ 23,000
Post-Modification Outstanding Recorded Investment			$ 23,000
Farm Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of loans modified | Contract			1
Pre- Modification Outstanding Recorded Investment			$ 110,000
Post-Modification Outstanding Recorded Investment			$ 110,000